Capital Structure (Tables)	12 Months Ended
Dec. 31, 2018
Capital Structure
Total debt outstanding

Total debt outstanding
	As of December 31,
($ in millions)	2018	2017
6.75% Senior Debentures, due 2018	$—	$176
7.45% Senior Notes, due 2019 (1)	317	317
Floating Rate Senior Notes, due 2021(1)	250	—
Floating Rate Senior Notes, due 2023 (1)	250	—
3.15% Senior Notes, due 2023 (1)	500	500
Due after one year through five years	1,317	993
3.28% Senior Notes, due 2026 (1)	550	550
Due after five years through ten years	550	550
6.125% Senior Notes, due 2032 (1)	159	159
5.35% Senior Notes due 2033 (1)	323	323
5.55% Senior Notes due 2035 (1)	546	546
5.95% Senior Notes, due 2036 (1)	386	386
6.90% Senior Debentures, due 2038	165	165
5.20% Senior Notes, due 2042 (1)	62	62
4.50% Senior Notes, due 2043 (1)	500	500
4.20% Senior Notes, due 2046 (1)	700	700
5.10% Subordinated Debentures, due 2053	500	500
5.75% Subordinated Debentures, due 2053	800	800
6.125% Junior Subordinated Debentures, due 2067	—	224
6.50% Junior Subordinated Debentures, due 2067	500	500
Due after ten years	4,641	4,865

Long-term debt total principal	6,508	6,408
Debt issuance costs	(57)	(58)
Total long-term debt	6,451	6,350
Short-term debt (2)	—	—
Total debt	$6,451	$6,350

(1)
Senior Notes, with the exception of Senior Floating Notes (as defined below), are subject to redemption at the Company’s option in whole or in part at any time at the greater of either 100% of the principal amount plus accrued and unpaid interest to the redemption date or the discounted sum of the present values of the remaining scheduled payments of principal and interest and accrued and unpaid interest to the redemption date.

(2)	The Company classifies any borrowings which have a maturity of twelve months or less at inception as short-term debt.

Schedule of debt maturities for each of the next five years and thereafter

Debt maturities for each of the next five years and thereafter
($ in millions)
2019	$317
2020	—
2021	250
2022	—
2023	750
Thereafter	5,191
Total long-term debt principal	$6,508

Schedule of noncumulative outstanding preferred stock

Total preferred stock outstanding
	As of December 31,		Aggregate liquidation preference ($ in millions)			Dividend per depository share (1)			Aggregate dividend payment ($ in millions)
	2018	2017	2018	2017	Dividend rate	2018	2017	2016	2018		2017	2016
Series A	11,500	11,500	$287.5	$287.5	5.625%	$1.41	$1.41	$1.41	$16		$16	$16
Series C	—	15,400	—	385.0	6.750%	1.69	1.69	1.69	26	(2)	26	26
Series D	5,400	5,400	135.0	135.0	6.625%	1.66	1.66	1.66	9		9	9
Series E	29,900	29,900	747.5	747.5	6.625%	1.66	1.66	1.66	49		49	49
Series F	10,000	10,000	250.0	250.0	6.250%	1.56	1.56	1.56	16		16	16
Series G	23,000	—	575.0	—	5.625%	1.41	—	—	18		—	—
Total	79,800	72,200	$1,995	$1,805					$134	(2)	$116	$116

(1)	Each depositary share represents a 1/1,000th interest in a share of preferred stock.

(2)
Excludes $13 million related to the excess of redemption price over carrying value recognized as part of preferred stock dividends on the Consolidated Statements of Operations and Consolidated Statements of Shareholders’ Equity.